Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	₺ 9,665,408	₺ 8,195,705
Additions	1,153,776	1,469,217
Disposals	(21,976)	(23,675)
Transfers	(7,811)	(153)
Impairment expenses/(reversals)	(34,382)	(39,721)	₺ (43,198)
Disposal of subsidiary	(10,023)
Effects of movements in exchange rates	391,380	21,807
Transfer from (to) investment property	(20,056)	42,228
Balance at end of year	11,116,316	9,665,408	8,195,705
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	18,018,765	15,947,162
Additions	3,008,228	2,928,738
Disposals	(253,242)	(1,028,876)
Transfers	(7,811)	(153)
Impairment expenses/(reversals)	(10,744)	(14,535)
Disposal of subsidiary	(22,161)
Effects of movements in exchange rates	1,058,150	121,835
Transfer from (to) investment property	(45,821)	64,594
Balance at end of year	21,745,364	18,018,765	15,947,162
Cost [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	15,480,128	13,897,308
Additions	650,610	574,301
Disposals	(232,888)	(1,009,922)
Transfers	2,270,262	1,907,022
Disposal of subsidiary	(15,081)
Effects of movements in exchange rates	979,247	111,419
Balance at end of year	19,132,278	15,480,128	13,897,308
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	786,058	519,702
Additions	28,828	162,206
Disposals	(2,535)	(1,340)
Transfers	156,540	39,130
Effects of movements in exchange rates	6,831	1,766
Transfer from (to) investment property	(45,821)	64,594
Balance at end of year	929,901	786,058	519,702
Cost [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	728,202	617,732
Additions	59,311	117,087
Disposals	(15,827)	(10,854)
Transfers	10,712	2,209
Disposal of subsidiary	(4,041)
Effects of movements in exchange rates	25,143	2,028
Balance at end of year	803,500	728,202	617,732
Cost [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	37,216	34,136
Additions	3,121	4,415
Disposals	(775)	(1,719)
Disposal of subsidiary	(1,400)
Effects of movements in exchange rates	1,944	384
Balance at end of year	40,106	37,216	34,136
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	314,867	311,761
Additions	5,998	7,400
Disposals	(547)	(5,041)
Transfers	3,123	486
Disposal of subsidiary	(1,639)
Effects of movements in exchange rates	5,690	261
Balance at end of year	327,492	314,867	311,761
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	672,294	566,523
Additions	2,260,360	2,063,329
Disposals	(670)
Transfers	(2,448,448)	(1,949,000)
Impairment expenses/(reversals)	(10,744)	(14,535)
Effects of movements in exchange rates	39,295	5,977
Balance at end of year	512,087	672,294	566,523
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,353,357	7,751,457
Additions	1,854,452	1,459,521
Disposals	(231,266)	(1,005,201)
Impairment expenses/(reversals)	23,638	25,186
Disposal of subsidiary	(12,138)
Effects of movements in exchange rates	666,770	100,028
Transfer from (to) investment property	(25,765)	22,366
Balance at end of year	10,629,048	8,353,357	7,751,457
Accumulated depreciation [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	7,326,559	6,843,580
Additions	1,693,374	1,353,419
Disposals	(218,894)	(990,719)
Impairment expenses/(reversals)	23,568	23,589
Disposal of subsidiary	(6,887)
Effects of movements in exchange rates	628,497	96,690
Balance at end of year	9,446,217	7,326,559	6,843,580
Accumulated depreciation [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	209,918	159,351
Additions	50,514	26,295
Disposals	(274)	(221)
Impairment expenses/(reversals)	9	1,482
Effects of movements in exchange rates	4,686	645
Transfer from (to) investment property	(25,765)	22,366
Balance at end of year	239,088	209,918	159,351
Accumulated depreciation [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	539,827	497,606
Additions	77,694	48,393
Disposals	(10,839)	(8,202)
Impairment expenses/(reversals)	49	115
Disposal of subsidiary	(2,694)
Effects of movements in exchange rates	29,470	1,915
Balance at end of year	633,507	539,827	497,606
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	31,306	30,252
Additions	2,637	2,276
Disposals	(712)	(1,642)
Disposal of subsidiary	(918)
Effects of movements in exchange rates	1,917	420
Balance at end of year	34,230	31,306	30,252
Accumulated depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	245,747	220,668
Additions	30,233	29,138
Disposals	(547)	(4,417)
Impairment expenses/(reversals)	12
Disposal of subsidiary	(1,639)
Effects of movements in exchange rates	2,200	358
Balance at end of year	₺ 276,006	₺ 245,747	₺ 220,668